Income Tax (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Deferred tax asset.
Organizational and start-up costs		$ 87,897
Deferred tax asset	$ 203,000	88,000
Valuation allowance	$ (203,000)	(88,000)
Deferred tax asset, net of valuation allowance